OTHER LIABILITIES	9 Months Ended
Sep. 30, 2018
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES
OTHER LIABILITIES
A summary of Other liabilities as of September 30, 2018 and December 31, 2017 is as follows:

	September 30, 2018	December 31, 2017
	(in millions)
Repurchase price on buy-back agreements	$2,011	$2,176
Warranty and campaign programs	917	932
Marketing and sales incentive programs	1,346	1,335
Tax payables	670	765
Accrued expenses and deferred income	545	610
Accrued employee benefits	691	752
Legal reserves and other provisions	340	384
Contract reserve	276	344
Contract liabilities(1)	1,407	1,498
Restructuring reserve	52	60
Other	735	738
Total	$8,990	$9,594

(1)	Contract liabilities include $805 million and $926 million at September 30, 2018 and December 31, 2017, respectively, for future rents related to buy-back agreements.
Warranty and Campaign Programs
CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and nine months ended September 30, 2018 and 2017 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)		(in millions)
Balance at beginning of period	927	867	932	792
Current year additions	166	210	603	584
Claims paid	(162)	(193)	(532)	(509)
Currency translation adjustment and other	(14)	9	(86)	26
Balance at September 30	917	893	917	893

Restructuring Provision
The Company incurred restructuring expenses of $8 million and $16 million during the three and nine months ended September 30, 2018, respectively. The Company incurred restructuring expenses of $53 million and $77 million during the three and nine months ended September 30, 2017, respectively. The expenses during the three and nine months ended September 30, 2018 and 2017 primarily related to actions as part of the Company’s Efficiency Program launched in 2014.